Schedule of Investments (unaudited) June 30, 2019	iShares® Focused Value Factor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Airlines — 8.1%
Copa Holdings SA, Class A, NVS	9,257	$903,205
JetBlue Airways Corp.(a)	48,873	903,662
United Continental Holdings Inc.(a)	9,295	813,777

		2,620,644

Asset Management & Custody Banks — 2.7%
Invesco Ltd.	42,179	862,982

Auto Parts & Equipment — 2.3%
Lear Corp.	5,228	728,104

Automobile Manufacturers — 2.5%
General Motors Co.	20,673	796,531

Broadcasting — 2.5%
Tribune Media Co., Class A	17,655	816,014

Communications Equipment — 2.9%
EchoStar Corp., Class A(a)	21,167	938,121

Construction Machinery & Heavy Trucks — 2.2%
Trinity Industries Inc.	34,865	723,449

Department Stores — 1.8%
Kohl’s Corp.	12,086	574,689

Diversified Banks — 5.2%
Bank of America Corp.	27,652	801,908
Citigroup Inc.	12,375	866,621

		1,668,529

Electric Utilities — 10.7%
Avangrid Inc.	16,881	852,490
Edison International	13,628	918,663
Entergy Corp.	8,745	900,123
PPL Corp.	25,371	786,755

		3,458,031

Hotel & Resort REITs — 2.2%
Park Hotels & Resorts Inc.	26,126	720,033

Life & Health Insurance — 5.4%
Aflac Inc.	16,609	910,339
Lincoln National Corp.	13,055	841,395

		1,751,734

Movies & Entertainment — 2.6%
Viacom Inc., Class B, NVS	27,932	834,329

Multi-line Insurance — 2.6%
American Financial Group Inc./OH	8,189	839,127

Oil & Gas Exploration & Production — 9.4%
Devon Energy Corp.	27,658	788,806
Marathon Oil Corp.	49,168	698,677
Murphy Oil Corp.	28,242	696,166
Noble Energy Inc.	36,848	825,395

		3,009,044

Security	Shares	Value

Paper Products — 2.2%
Domtar Corp.	16,032	$713,905

Property & Casualty Insurance — 5.5%
Allstate Corp. (The)	8,292	843,214
Loews Corp.	17,139	936,989

		1,780,203

Regional Banks — 14.7%
Bank OZK	24,884	748,760
CIT Group Inc.	15,301	803,914
Citizens Financial Group Inc.	22,095	781,279
Fifth Third Bancorp.	29,188	814,345
Popular Inc.	14,476	785,178
SunTrust Banks Inc.	12,582	790,779

		4,724,255

Reinsurance — 3.1%
RenaissanceRe Holdings Ltd.	5,550	987,955

Retail REITs — 2.7%
Kimco Realty Corp.	46,400	857,472

Thrifts & Mortgage Finance — 2.0%
New York Community Bancorp. Inc.	63,000	628,740

Tires & Rubber — 2.0%
Goodyear Tire & Rubber Co. (The)	41,263	631,324

Trucking — 4.6%
Knight-Swift Transportation Holdings Inc.	24,269	796,994
Schneider National Inc., Class B	37,286	680,097

		1,477,091

Total Common Stocks — 99.9% (Cost: $32,135,645)		32,142,306

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.31%(b)(c)	43,676	43,676

Total Short -Term Investments — 0.1% (Cost: $43,676)		43,676

Total Investments in Securities — 100.0% (Cost: $32,179,321)		32,185,982

Other Assets, Less Liabilities — (0.0)%		(7,757)

Net Assets — 100.0%		$32,178,225

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Schedule of Investments (unaudited) (continued) June 30, 2019	iShares® Focused Value Factor ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the three months ended June 30, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 06/30/19	Value at 06/30/19	Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	15,976	27,700	43,676	$43,676	$905	$—	$—

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of June 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$32,142,306	$—	$—	$32,142,306
Money Market Funds	43,676	—	—	43,676

	$32,185,982	$—	$—	$32,185,982

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

2